Concentration of Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration of Risk [Line Items]
Percentage depreciation in foreign currency exchange rate	6.30%	1.30%
Accounts Receivable [Member] | Minimum [Member] | Two Customers [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Sales Revenue Net{Member] | Customer One [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%	14.00%	25.00%
Sales Revenue Net{Member] | Customer Two [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	28.00%	31.00%	24.00%
Sales Revenue Net{Member] | Customer Three [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	15.00%	12.00%	11.00%